UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

Date of Report (Date of earliest event reported):
September 25, 2012

Drug Royalty II LP 1
(Exact name of securitizer as specified in its charter)

N/A	0001558859
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

M. Craig Shepherd, (416) 324-5716
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Representation and Warranty Information

Item 1.01 Initial Filing of Rule 15Ga-1 Representation and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1), Drug Royalty II LP 1 has indicated by check mark that there is no activity to report for the initial period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Drug Royalty II LP 1
(Securitizer)

By:	/s/ Behzad Khosrowshahi
Name: Behzad Khosrowshahi
Title: Manager of DRC Management II LLC 1
(Drug Royalty II LP 1’s General Partner)

Date:  September 25, 2012